Other (losses) / income	12 Months Ended
Dec. 31, 2018
Other (losses) / income
	2018	2017	2016
	US$’000	US$’000	US$’000

Exchange gain / (loss), net	7	(46)	(75)
Rental income	51	32	80
	58	(14)	5

ZHEJIANG TIANLAN
Other (losses) / income

Other income, net

	2018	2017	2016
	RMB’000	RMB’000	RMB’000

Loss on disposal of property, plant and equipment	-	-	(15)
Subsidy income	5,537	2,262	3,360
Sales of scrapped materials	-	37	3
Investment income	1,661	(405)	412
Others	1,363	(7)	(304)
	8,561	1,887	3,456

Other losses

	2018	2017	2016
	RMB’000	RMB’000	RMB’000

Bad debts written off	13,946	-	-
Impairment loss on property, plant and equipment	33,500	-	-
	47,446	-	-